Note 9 - Common Stock, Additional Paid-in Capital and Dividends	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
9.	Common Stock, Additional Paid-In Capital and Dividends:

A discussion of the Company's common stock, additional paid-in capital and dividends can be found in the Company's annual financial statements for the fiscal year ended
December 31, 2017
which have been filed with the Securities and Exchange Commission on Form
20
-F on
March 29, 2018.

Reverse stock split:
On
March 26, 2018,
the Company effected a
1
-for-
10
reverse stock split of its common stock respectively. There was no
change in the number of authorized common shares of the Company. All number of share and earnings per share amounts, as well as warrant shares eligible for purchase under the Company's Warrants, in these financial statements have been retroactively adjusted to reflect this reverse stock splits.

Second Crede Purchase Agreement:
On
December 11, 2017,
the Company, entered into a
second
agreement with Crede, pursuant to which the Company can sell
$25,000
of shares of its common stock, to Crede over a period of
24
months, subject to certain limitations (the "Second Crede Purchase Agreement"). In consideration for entering into the Second Crede Purchase Agreement, the Company issued
$500
of shares of its common stock, to Crede as a commitment fee. Crede had no
right to require any sales and is obligated to purchase the common stock as directed by the Company, subject to certain limitations set forth in the agreement.
No
warrants, derivatives, or other share classes were associated with this agreement. During the period ended
June 30, 2018,
the Company had received proceeds, amounting to
$14,810
and issued
8,050,000
common shares. The Company terminated the Second Crede Purchase Agreement on
May 23, 2018.

Equity distribution agreement:
On
May 25, 2018,
the Company, entered into an equity distribution agreement, or as is commonly known, an at-the-market offering, with Maxim Group LLC (“Maxim”), under which the Company may
sell up to
$14,250
of its common stock with Maxim acting as a sales agent over a period of
12
months (the “Maxim ATM”). Since Maxim is acting solely as a sales agent, it has no
right to require any common stock sales..
No
warrants, derivatives, or other share classes are associated with this agreement. As of
June 30, 2018,
the Company had received proceeds (net of
2%
fees), amounting to
$2,531
and issued
2,254,348
common shares.

Warrants:
During the period ended
June 30, 2018
there were
no
warrant exercises and hence
no
common shares were issued. As of
June 30, 2018
the Company had
1,976,389
warrants outstanding relating to the follow-on offering of
June 6, 2014,
which entitle their holders to purchase
8,794,933
of the Company's common shares at an exercise price of
$0.56,
as it
may
be further adjusted. Furthermore since the issuance of the Series C shares in
February 2017
constituted an issuance of Variable Price Securities (as defined in the Warrant Agreement) and that, pursuant to Section
2
(d) of the Warrant Agreement, each holder shall have the right, but not
the obligation, to, in any exercise of warrants, designate the Variable Price (as defined in the Warrant Agreement) at which the Series C shares are convertible, namely the lesser of: (i)
$675,000
and (ii)
75%
of the lowest daily VWAP of the Company's common shares over the twenty-one
(
21
) consecutive trading day period ending on the trading day immediately prior to such date of determination, but in no
event will the conversion price be less than
$0.25.

Dividends:
No
dividends were paid to common stock holders in the period ended
June 30, 2018.